LEASES (Tables)	6 Months Ended
Mar. 31, 2026
LEASES
Schedule of supplemental balance sheet information relating to operating leases

	2026	2025
		audited
Operating lease right-of-use assets	$622,944	$674,885

Operating lease liabilities, current	150,644	144,408
Operating lease liabilities, non-current	497,577	556,584

Total operating lease liabilities	$648,221	$700,992

Weighted average remaining lease term	53.3 months	59.3 months

Weighted average discount rate	4.3%	4.3%

Schedule of supplemental balance sheet information related to finance lease

	2026	2025
		audited
Finance lease right of use assets - cost	$1,280,000	$1,280,000
Accumulated amortization	(384,000)	(256,000)
Finance lease right of use assets, net	896,000	1,024,000

Weighted average remaining lease term	42 months	48 months
Weighted average discount rate *	N/A	N/A

*As the finance lease for the AI computing facility was paid off at the commerce date of the lease term, no discount is necessary to be adopted.

Schedule of lease expenses recognized in the consolidated statements of operations and supplemental cash flow information related to operating leases

	2026	2025
Operating lease expenses – third party	$82,465	$112,135
Short-term lease	$1,539	$30,429

Cash paid for operating leases and finance lease	$84,145	$1,295,768
ROU assets recognized during the period	$—	$688,556

Schedule of minimum future lease payments under non-cancellable operating leases

Minimum future lease payments under non-cancellable operating leases described above as of March 31, 2026 were as follows:

Twelve months ending March 31, 2027	$170,350
Twelve months ending March 31, 2028	167,752
Twelve months ending March 31, 2029	146,129
Twelve months ending March 31, 2030	146,129
Twelve months ending March 31, 2031	153,436
Total	783,796

Less: present value discount	(135,575)

Total operating lease liabilities	$648,221